Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Leases Text Block Abstract
Additions to the right-of-use assets	$ 86,353	$ 90,336	$ 29,827
Total cash outflow for leases	$ 116,107	$ 146,719	$ 165,875
Short term lease term	12 months